Organization and Business Background	12 Months Ended
Dec. 31, 2022
Organization and Business Background
Organization and Business Background

1.          Organization and Business Background

Plastec Technologies, Ltd. (“Company”) (formerly known as “GSME Acquisition Partners I”), incorporated under the laws of Cayman Islands on March 27, 2008, and its subsidiaries (where the context permits, references to the “Company” below shall include references to its subsidiaries (collectively as the “Group”)) had principally been engaged in the provision of integrated plastic manufacturing services from mold design and fabrication, plastic injection manufacturing to secondary-process finishing as well as parts assembly. The Group’s manufacturing activities had been performed in the People’s Republic of China (the “PRC” or “China”) and Thailand during the years through October 11, 2016. The selling and administrative activities had mainly been performed in China.

On November 14, 2015, the Company entered into a Share Transfer Agreement (the “Agreement”) with Shanghai Yongli Belting Co., Ltd. (“SYB”) and its wholly-owned subsidiary, Shanghai Yongjing Investment Management Co., Ltd. (“SYIM”). Pursuant to the Agreement, SYIM was to purchase, through a wholly-owned Hong Kong subsidiary (the “HK Subsidiary”), the entirety of the Company’s shareholding interests in its then wholly-owned subsidiary, Plastec International Holdings Limited (“PIHL”) alongside the latter’s subsidiaries (collectively, “PIHL Group”), for an aggregate purchase price of RMB 1,250,000,000 (or US$195,312,500 equivalent, adopting the exchange rate when the transaction was first reported), in cash (the “Transfer Price”) subject to terms and conditions thereof.

The disposal of PIHL was completed on October 11, 2016. As a result, the Company no longer owns PIHL. Thereafter, the Group’s only operations have generally been to complete construction of a manufacturing plant at Kai Ping, China which was disposed of and transferred to PIHL upon its establishment on April 20, 2018 as described below, collect rental income from certain property the Group used to own and which was being leased to one of PIHL’s subsidiaries until November 2019 when the former subsidiary of the Company that held the property was disposed of to an unaffiliated third party as described below and explore other investment opportunities.

In accordance with the terms and spirit of the Agreement, the Company caused Viewmount Developments Limited (a wholly owned subsidiary of the Company, “Viewmount”), to enter into a Share Transfer Agreement with PIHL (a wholly owned subsidiary of SYB since October 11, 2016) on March 30, 2018 (the “Manufacturing Plant Transfer Agreement”), pursuant to the terms and conditions of which Viewmount was to transfer the ownership interests in certain of its former subsidiaries holding the newly established manufacturing plant in Kai Ping, China through their PRC subsidiaries to PIHL for a total consideration of approximately HK$70,000, representing the actual registered capital injected by Viewmount into the relevant subsidiaries. On April 20, 2018, the parties consummated the transactions contemplated by the Manufacturing Plant Transfer Agreement. The parties also settled all accounts payable owed by the relevant subsidiaries to Viewmount totaling HK$258,910.

On November 15, 2019, Viewmount entered into an agreement (the “Assets Disposal Agreement”) with an unaffiliated third party (the “Purchaser”), pursuant to which Viewmount was to transfer the ownership interests in its then wholly-owned subsidiary holding the right to use certain parcels of land in Shenzhen together with premises built thereon to the Purchaser for HK$47,965 in cash, net of all relevant expenses, charges and taxes. On November 20, 2019, the parties consummated the transactions contemplated by the Assets Disposal Agreement; on which date Viewmount also received from the Purchaser HK$112,035 representing all amounts due from the former subsidiary disposed of.

1.           Organization and Business Background (Continued)

On June 29, 2020, the Company disposed of its wholly-owned dormant subsidiary, Allied Sun Corporation Limited, with a negative net worth of approximated HK$1.6 to an unaffiliated third party purchaser for HK$27.

As of December 31, 2022, details of the Company’s subsidiaries are as follows:

		Place of	Percentage of
	Date of	incorporation/	equity interest
	incorporation/	registration and	attributable to
Name	establishment	operation	the Company	Principal activities

Sun Line Industrial Limited 新麗工業有限公司	April 27, 1993	Hong Kong	100%	Dormant

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

History and Background -The Merger Transaction with Plastec International Holdings Limited

On March 27, 2008, the Company was established as a special purpose acquisition company whose objective was to consummate an acquisition, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses located in the PRC.

On August 6, 2010, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with GSME Acquisition Partners I Sub Limited (“GSME Sub”), PIHL and all former shareholders of PIHL (“PIHL Shareholders”) (together, the “Parties”). Upon the consummation of the transactions contemplated by the Merger Agreement, GSME Sub was to be merged with and into PIHL, with PIHL surviving as a wholly-owned subsidiary of the Company (the “Merger”). The PIHL Shareholders were then entitled to receive up to an aggregate of 16,948,053 ordinary shares, par value U.S.$0.001 per share, of the Company.

1.           Organization and Business Background - Continued

On September 13, 2010, in connection with the Merger, the Parties entered into an Amended and Restated Agreement and Plan of Reorganization (the “Amended and Restated Merger Agreement”) to, amongst other matters, revise the terms of the merger consideration to be paid to the PIHL Shareholders. Pursuant to the Amended and Restated Merger Agreement, upon consummation of the Merger, the PIHL Shareholders became entitled to receive up to an aggregate of 16,778,571 ordinary shares of the Company, of which 7,054,583 shares were issued to the PIHL Shareholders on the closing of the Merger and the remaining of up to 9,723,988 shares (2,944,767, 3,389,610 and 3,389,611 shares for 2011, 2012 and 2013 respectively) (the “Earnout Shares”) would have been issued to the PIHL Shareholders, if PIHL had net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

At the Special Meeting held on December 10, 2010, the merger proposal was approved by the shareholders. On December 16, 2010, the Company consummated the transactions contemplated by the Amended and Restated Merger Agreement, pursuant to which, amongst other things, PIHL became a wholly owned subsidiary of the Company (the “Merger Transaction”). The Merger Transaction was accounted for as a reverse acquisition with PIHL being considered the accounting acquirer in the Merger.

The completion of the Merger enabled the PIHL Shareholders to obtain a majority voting interest in the Company. Generally accepted accounting principles in the United States require that a company whose shareholders retain the majority interest in a combined business be treated as the acquirer for accounting purposes. Accordingly, the aforementioned Merger Transaction was accounted for as a reverse acquisition of a private operating company (PIHL) with a non-operating public company (the Company) with significant amount of cash. The reverse acquisition process utilized the capital structure of the Company and the assets and liabilities of PIHL were recorded at historical cost. The transaction was recorded as a recapitalization of PIHL and thus was reflected retrospectively in PIHL’s historical financial statements. Although PIHL was deemed to be the accounting acquirer for financial accounting and reporting purposes, the legal status of PIHL as the surviving company did not change.

1.           Organization and Business Background - Continued

Under the reverse acquisition accounting, the historical consolidated financial statements of the Company for the periods prior to December 16, 2010 were those of PIHL and its subsidiaries. Since PIHL was deemed as accounting acquirer, PIHL’s fiscal year replaced the Company’s fiscal year. The fiscal year end changed from October 31 to April 30. The financial statements of the Company reflected the aforementioned Merger Transaction in the consolidated statements of shareholders’ equity through a line of “Recapitalization in connection with the reverse merger” to present the net assets of the Company as of December 16, 2010. The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636

On April 30, 2011, the Parties entered into an amendment to the Amended and Restated Merger Agreement to remove the provisions of Earnout Shares and issued an aggregate of 7,486,845 ordinary shares of the Company to the PIHL Shareholders on April 30, 2011.

Purchase of securities by the issuer

Prior to November 2011, the Company had no plans or programs for the purchase of its outstanding securities. However, in connection with the Merger, holders of 2,615,732 of the Company public shares elected to exercise their conversion rights (for a description of these rights, see the IPO Prospectus and the Merger Proxy Statement) and, upon the closing of the Merger, such shares were converted into an average U.S. $10.30 (including proceeds that were originally to be from a letter of credit provided by Cohen & Company Securities, LLC but were ultimately paid by Company) in cash and were cancelled. Under Cayman Islands law, such conversions are technically considered “repurchases.”

1.           Organization and Business Background - Continued

In November 2011, the board of directors of Company approved a U.S.$5 million share repurchase program expiring initially in June 2012 but which was extended twice through December 2013 and expanded to cover publicly held warrants (“2011 Repurchase Program”). Under the 2011 Repurchase Program, the Company was permitted to make repurchases of ordinary shares and publicly held warrants from time to time in open market or in privately negotiated transactions. The timing of repurchases under this program was dependent on a variety of factors, including price and market conditions prevailing from time to time. The 2011 Repurchase Program was completed on September 25, 2013. On the same date, the Company announced a new U.S.$5 million repurchase plan (“2013 Repurchase Program”) approved by the board of directors of the Company to cover repurchases of ordinary shares and publicly held warrants from time to time in open market or in privately negotiated transactions through September 25, 2014. In May 2014, the Company announced expansion of the scope of the 2013 Repurchase Program to include the Company’s units, with all other terms of the 2013 Repurchase Program remained unchanged. In August 2014, the Company announced a 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2015, under which period, all warrants, insider or public, expired on November 18, 2014. In August 2015, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2016. In August 2016, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2017. On August 9, 2017, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2018. On August 17, 2018, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2019. On August 26, 2019, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2020. On August 20, 2020, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2021. On August 5, 2021, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2022. On August 8, 2022, the Company announced a further 12-month extension of the 2013 Repurchase Program (as expanded) through September 25, 2023. The timing of repurchases under the 2013 Repurchase Program will depend on a variety of factors, including price and market conditions prevailing from time to time, and the program may be suspended, modified or discontinued without notice at any time.

The Company made no repurchases of its securities after August 2014. The approximate dollar value of securities that may be purchased under the Company’s current repurchase program stood at U.S.$1,431,918 as of the date hereof.